FOREIGN EXCHANGE (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Realized:
Foreign exchange (gain)/loss	11,165	17,596	6,508
Unrealized:
Foreign exchange on debt and working capital (gain)/loss	68,202	19,747	(7,647)
Cross currency interest rate swap (gain)/loss	(16,128)	(19,920)	(15,118)
Foreign exchange swap (gain)/loss	(6,149)	(8,110)	(947)
Foreign exchange (gain)/loss	57,090	9,313	(17,204)